UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2011

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     May 13, 2011
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       17
                                             ---------------
Form 13F Information Table Value Total:       $4,223,868
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYSTEMS INC               COM       00724F101     20,755      625,900    SH           Sole        1        625,900
-----------------------------------------------------------------------------------------------------------------------------------
ALERE INC                       COM       01449J105    166,756    4,260,497    SH           Sole        1      4,260,497
-----------------------------------------------------------------------------------------------------------------------------------
BARD C R INC                    COM       067383109    458,163    4,611,139    SH           Sole        1      4,611,139
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                    COM       156708109    145,679    1,914,816    SH           Sole        1      1,914,816
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SOLUTIONS INC            COM       292756202     14,871    2,495,218    SH           Sole        1      2,495,218
-----------------------------------------------------------------------------------------------------------------------------------
FLIR SYSTEMS INC                COM       302445101     91,066    2,631,205    SH           Sole        1      2,631,205
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER INC                     COM       366651107    295,441    7,090,013    SH           Sole        1      7,090,013
-----------------------------------------------------------------------------------------------------------------------------------
IMMUCOR INC                     COM       452526106    149,154    7,540,665    SH           Sole        1      7,540,665
-----------------------------------------------------------------------------------------------------------------------------------
KAR AUCTION SVCS INC            COM       48238T109     13,941      908,828    SH           Sole        1        908,828
-----------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM       615369105    280,601    8,274,860    SH           Sole        1      8,274,860
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA CORP                   COM       620076307    178,335    3,990,500    SH           Sole        1      3,990,500
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK TIMES CO               CL A      650111107     66,290    7,000,000    SH           Sole        1      7,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                   COM       803111103    484,238   27,404,523    SH           Sole        1     27,404,523
-----------------------------------------------------------------------------------------------------------------------------------
SNAP ON INC                     COM       833034101    172,623    2,874,180    SH           Sole        1      2,874,180
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL    COM       91911K102    975,951   19,593,482    SH           Sole        1     19,593,482
-----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                    COM       92343E102    363,779   10,046,369    SH           Sole        1     10,046,369
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS PUBLIC    SHS       G96666105    346,225    8,578,410    SH           Sole        1      8,578,410
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